Basis of Presentation and Significant Accounting Policies - Stock-Based Compensation Expense Included in Statements of Operation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Schedule Of Share Based Compensation Arrangement [Line Items]
Total stock-based compensation expense	$ 216	$ 336	$ 468
Cost of revenue [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Total stock-based compensation expense	38	54	119
Selling, marketing, general and administrative [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Total stock-based compensation expense	132	218	247
Research and development [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Total stock-based compensation expense	$ 46	$ 64	$ 102